Exhibit 99.5

To Whom It May Concern:

Westcor Land Title Insurance Company was engaged by Bayview Fund Management LLC as diligenceagent to order and review title reports for a population of 1,323 mortgage loans. Said title reports were obtained and reviewed between January 2017 and July 2017. With respect to these 1,323 mortgage loans:

General Findings:

1.	As set forth in the title reports:

a.	For 1,320 mortgage loans, the subject mortgage is recorded in the appropriaterecording jurisdiction.

b.	For 3 mortgage loans, the subject mortgage was released.

Findings with Respect to Pre -Origination MTG/Non-MTG Liens Only:

1.	As set forth in the title reports:

a.	For 1,201 mortgage loans, the title/lien search confirms thesubject mortgage in expected lien position.

b.	For 93 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position, but a clear title policy confirms the lien insured in expected lien position.

c.	For 15 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position and a title policy does not confirm the lien insured in expected l ien position.

d.	For 11 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position and a title policy was unavailableand/or deficient and does not confirm the lien insured in expected lien position.

e.	For 3 mortgage loans, the subject mortgage was released.

Findings with Respect to Potentially Superior Post-Origination HOA Liens Only:

1.	As set forth in the title reports:

a.	For 8 mortgage loans, potentially superior post-origination HOAliens/judgments were found of record. For those mortgage loans where an amount was available, the total amount of such potentially superior post-origination HOAliens/judgments is $27,684.97.

600 W Germantown Pike, Suite 450, Plymouth Meeting, PA 19462

Findings with Respect to Potentially Superior Post-Origination Municipal Liens Only:

1.	As set forth in the title reports:

a.	For 66 mortgage loans, potentially superiorpost-origination municipal liens/judgments were found of record. For those mortgage loans where an amount was available, the total amount of such potentially superior post-origination municipal liens/judgments is $ 116,343.47.

Thank You,

Westcor Land Title Insurance Company

600 W Germantown Pike, Suite 450, Plymouth Meeting, PA 19462